Breakdown of Expenses by Nature (Tables)	6 Months Ended
Sep. 30, 2025
Breakdown of Expenses by Nature [Abstract]
Schedule of Breakdown of Cost of Revenue, Selling, General and Administrative Expenses

The following table shows a breakdown of cost of revenue, Selling, general and administrative expenses of all business for the periods presented for each category:

	Six Months ended September 30, 2025	Six Months ended September 30, 2024
Changes in inventories of merchandised goods	$2,534,834	$4,513,873
Storage cost	426,780	530,012
Transportation cost	2,053,718	2,619,599
Consumption of packing material	417,266	514,714
Depreciation and amortization	42,412	30,153
Labor cost	1,051,962	1,318,041
Outsourcing expenses	215,944	328,755
Others	188,077	211,559
Total cost of revenue, selling, general and administrative expenses	$6,930,993	$10,066,706